Note 5 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2019	20 1 8
Due in one year or less	$2,026	$1,604
Due after one year through five years	8,146	3,323
Total	$10,172	$4,927